Financial result	12 Months Ended
Dec. 31, 2020
Financial result
Financial result

6.  Financial result

	Year ended December 31,
	2020	2019	2018
Financial income
Short-term investments	129	247	177
Others (i)	246	280	246
	375	527	423
Financial expenses
Loans and borrowings gross interest	(819)	(989)	(1,185)
Capitalized loans and borrowing costs	70	140	194
Participative stockholders' debentures	(1,565)	(1,475)	(550)
Interest on REFIS	(55)	(154)	(197)
Interest on lease liabilities	(70)	(76)	—
Financial guarantees	(468)	(353)	23
Expenses with cash tender offer repurchased	—	(265)	(273)
Others	(376)	(574)	(326)
	(3,283)	(3,746)	(2,314)
Other financial items, net
Net foreign exchange gains (losses)	(523)	39	(2,247)
Derivative financial instruments (note 19)	(1,210)	244	(266)
Indexation losses, net	(170)	(477)	(553)
	(1,903)	(194)	(3,066)
Total	(4,811)	(3,413)	(4,957)

(i) In 2020, includes amounts related to Eletrobrás' contingent assets in the amount of US$59, see note 26.

Accounting policy

Transactions in foreign currencies are translated into the functional currency using the exchange rate prevailing at the transaction date. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the income statement as “financial income or expense”. The exceptions are transactions related to qualifying net investment hedges or items that are attributable to part of the net investment in a foreign operation, for which gains and losses are recognized in the statement of comprehensive income.